Acquisitions (Details Narrative) (10-K) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 20, 2018	Apr. 02, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net income (loss)			$ (3,827,928)	$ (479,976)	$ (8,587,449)	$ (1,005,298)	$ (5,011,036)	$ (14,913,016)
United Games, LLC and United League, LLC [Member]
Combined revenue	$ 1,331,542
Net income (loss)	$ 26,059
Contribution Agreement [Member] | Wealth Generators, LLC [Member]
Percentage on contributed shares		100.00%							100.00%
Number of shares exchanged for common stock		1,358,670,942							1,358,670,942
Purchase Agreement [Member]
Common stock issued for acquisition	50,000,000
Purchase Agreement [Member] | United Games, LLC and United League, LLC [Member]
Common stock issued for acquisition	50,000,000						50,000,000